Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000028083 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 22,369	$ 22,369	$ 22,369	$ 18,357	$ 16,024	$ 17,619	$ 13,000	$ 11,132	$ 12,182	$ 11,074	$ 9,314	$ 8,963	$ 9,425
Average Annual Return, Percent	14.88%	13.62%	8.38%
C000028083 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	21.86%	14.98%	9.03%
C000028085 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 22,010	$ 22,010	$ 22,010	18,210	16,014	17,731	13,180	11,378	12,550	11,498	9,744	9,440	10,000
Average Annual Return, Percent	19.87%	14.11%	8.21%
C000028085 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	20.87%	14.11%	8.21%
C000160062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 12,377,272	$ 12,377,272	$ 12,377,272	10,123,281	8,799,428	9,634,213	7,079,001	6,031,662	6,573,129	5,950,045	4,981,616	4,766,766	5,000,000
Average Annual Return, Percent	22.27%	15.46%	9.49%
C000152884 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 23,024	$ 23,024	$ 23,024	18,975	16,628	18,340	13,587	11,674	12,826	11,694	9,871	9,504	10,000
Average Annual Return, Percent	21.34%	14.55%	8.70%
C000073573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,403,700	$ 12,403,700	$ 12,403,700	10,146,527	8,818,670	9,655,307	7,094,304	6,048,345	6,587,590	5,961,794	4,990,948	4,776,170	5,000,000
Average Annual Return, Percent	22.25%	15.45%	9.51%
C000035147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,065	$ 13,065	$ 13,065	12,002	12,425	13,836	12,769	12,824	11,886	11,256	11,108	10,017	9,550
Average Annual Return, Percent	4.04%	(0.56%)	2.71%
C000035147 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	8.86%	0.37%	3.18%
C000035148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 12,671	$ 12,671	$ 12,671	11,731	12,238	13,731	12,770	12,905	12,054	11,501	11,438	10,393	10,000
Average Annual Return, Percent	7.02%	(0.36%)	2.40%
C000035148 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	8.02%	(0.36%)	2.40%
C000035149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 6,980,594	$ 6,980,594	$ 6,980,594	6,402,770	6,617,320	7,341,949	6,764,322	6,770,782	6,257,940	5,922,927	5,830,179	5,244,240	5,000,000
Average Annual Return, Percent	9.02%	0.61%	3.39%
MSCI All Country World NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World NR Index
Account Value	$ 23,192	$ 23,192	$ 23,192	18,788	16,488	19,601	15,237	13,077	13,113	11,770	10,050	9,371	10,000
Average Annual Return, Percent	23.44%	12.14%	8.78%
MSCI World NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World NR Index
Account Value	$ 24,948	$ 24,948	$ 24,948	20,049	17,343	20,421	15,737	13,475	13,440	11,883	10,228	9,587	10,000
Average Annual Return, Percent	24.43%	13.11%	9.57%
Bloomberg High Yield Municipal Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Total Return Index
Account Value	$ 15,546	$ 15,546	$ 15,546	13,834	13,762	15,302	13,641	13,511	12,304	11,585	11,330	9,993	10,000
Average Annual Return, Percent	12.38%	2.85%	4.51%
Bloomberg Municipal Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Total Return Index
Account Value	$ 12,708	$ 12,708	$ 12,708	$ 11,979	$ 11,778	$ 12,891	$ 12,468	$ 12,077	$ 11,108	$ 11,054	$ 10,958	$ 10,252	$ 10,000
Average Annual Return, Percent	6.09%	1.02%	2.43%